Summary of Significant Accounting Policies (Details) - Schedule of Major Customers	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Customer A [Member] | Consolidated Revenue Rate [Member]
Revenue, Major Customer [Line Items]
Consolidated revenue rate	32.00%	39.00%